CONVERTIBLE NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible Notes
CONVERTIBLE NOTES

10. CONVERTIBLE NOTES

Table 10: Details of Convertible Notes

	Principal Value	Unamortized Discount and Issuance Costs	Convertible Notes Carrying Balance	Weighted Average Interest Rate	Maturity (Calendar Year)
Balance as of December 31, 2024	$—	$—	$—
Issuance	440,217	(53,717)	386,500	18.0%	2026
Amortization	—	4,476	4,476
Balance as of March 31, 2025	440,217	(49,241)	390,976	18.0%	2026
Issuance	2,050,000	(60,000)	1,990,000	15.1%	2026
Conversion to equity	(2,490,217)	82,465	(2,407,752)	18.0%	2026
Amortization	—	26,776	26,776
Balance as of June 30, 2025	—	—	—
Issuance	—	—	—
Balance as of September 30, 2025	—	—	—
Issuance	192,897	—	192,897	12.0%	2027
Balance as of December 31, 2025	192,897	—	192,897	12.0%	2027
Issuance	—	—	—
Balance as of March 31, 2026	192,897	—	192,897	12.0%	2027
Issuance	2,927,355	—	2,927,355	12.0%	2027
Conversion to equity	(433,504)	—	(433,504)	12.0%	2027
Balance as of June 30, 2026	$2,686,748	$—	$2,686,748	12.0%	2027

During the first quarter of 2025, the Company issued convertible notes in the amount of $440,217 for proceeds of $386,500 to three unaffiliated investors. The notes had a one year term and carried an annual interest rate of 18.0%.

During the second quarter of 2025, the Company issued convertible notes in the amount of approximately $2.1 million for proceeds of $2.0 million. All convertible notes were fully converted to Series G Convertible Preferred Stock. See Note 15 – Equity.

During the fourth quarter of 2025, the Company issued convertible notes in the amount of $192,897 to one investor, Yield Point LLC. These notes were issued in connection with the repayments of two promissory notes. No cash was received or paid by the Company. This convertible note carries an annual interest rate of 12.0% and has a one-year term. During the second quarter of 2026, the principal totals of $192,897 and accrued interest of $9,893, were converted into 302,672 shares of common stock per the terms of the notes.

During the second quarter of 2026, the Company issued three convertible notes in connection with the repayment of one loan classified as a loan payable and five promissory notes totaling $2.9 million. These convertibles notes all carry an annual interest rate of 12.0% and mature on March 31, 2027. Subsequent to issuance, during the second quarter 2026, $240,607 of these convertible notes were converted to 229,150 shares of common stock per the terms of the notes.

12.	CONVERTIBLE NOTES

Table 12: Details of Convertible Notes
	Principal Value	Unamortized Discount and Issuance Costs	Convertible Notes Carrying Balance	Weighted Average Interest Rate	Maturity (Calendar Year)
Balance as of December 31, 2024	$-	$-	$-
Issuance	440,217	(53,717)	386,500	18.0%	2026
Amortization	-	4,476	4,476
Balance as of March 31, 2025	440,217	(49,241)	390,976	18.0%	2026
Issuance	2,050,000	(60,000)	1,990,000	15.1%	2026
Conversion to equity	(2,490,217)	82,465	(2,407,752)	18.0%	2026
Amortization	-	26,776	26,776
Balance as of June 30, 2025	-	-	-
Issuance	-	-	-
Balance as of September 30, 2025	-	-	-
Issuance	192,897	-	192,897	12.0%	2027
Balance as of December 31, 2025	$192,897	$-	$192,897

During the first quarter of 2025, the Company issued convertible notes in the amount of 440,217 for proceeds of 386,500 to three unaffiliated investors. The notes had a one-year term and carried an annual interest rate of 18.0%.

During the second quarter of 2025, the Company issued convertible notes in the amount of 2.1 million for proceeds of 2.0 million. All convertible notes were fully converted to Series G Convertible Preferred Stock. See Note 17 - Equity.

During the fourth quarter, the Company issued convertible notes in the amount of $192,897 to one investor, Yield Point LLC. These notes were issued in connection with the repayments of two promissory notes. No cash was received or paid by the Company. This convertible note carries an annual interest rate of 12.0% and has a one-year term.